PROPERTY, EQUIPMENT AND SOFTWARE, NET - Summary of property, equipment and software (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	¥ 711,970		¥ 687,480
Less: Accumulated depreciation	(178,439)		(135,448)
Property, equipment and software, Net	533,531	$ 75,146	552,032
Electronic equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	102,559		99,345
Building
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	489,929		491,082
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	96,376		76,522
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	4,553		2,659
Software
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	17,767		17,002
Construction in progress
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	¥ 786		¥ 870